Pension and other post-retirement benefits - Weighted-average assumptions (Details 5) - Defined benefit pension plans	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Switzerland
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Switzerland | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Switzerland | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		4.70%	2.30%
Switzerland | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	10.00%
Switzerland | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		28.80%	25.00%
Switzerland | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	32.00%
Switzerland | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		31.50%	39.90%
Switzerland | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	30.00%
Switzerland | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		13.70%	11.70%
Switzerland | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	10.00%
Switzerland | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		21.30%	21.10%
Switzerland | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	18.00%
Switzerland | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.00%	0.00%
Switzerland | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.00%
International
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
International | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
International | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		5.80%	5.00%
International | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.30%
International | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		85.00%	84.00%
International | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	88.90%
International | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		3.80%	5.30%
International | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	5.10%
International | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.80%	0.70%
International | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.60%
International | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.20%	2.70%
International | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.70%
International | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.40%	2.30%
International | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.40%
Bank | International
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Bank | International | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Bank | International | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		5.80%	5.00%
Bank | International | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.30%
Bank | International | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		85.00%	84.00%
Bank | International | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	88.90%
Bank | International | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		3.80%	5.30%
Bank | International | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	5.10%
Bank | International | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.80%	0.70%
Bank | International | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.60%
Bank | International | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.20%	2.70%
Bank | International | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.70%
Bank | International | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.40%	2.30%
Bank | International | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.40%